Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued Expenses

Note 9. Accrued Expenses

Accrued expenses are composed of Accrued payroll and Other current liabilities on the condensed consolidated balance sheets and include the following as of include the following as of (in thousands):

	September 30, 2025	December 31, 2024

Salaries and employee benefits	$345	$519

Other current liabilities:
Accrued legal fees	88	38
Accrued accounting fees	15	70
Other accrued expenses	134	4
Total other current liabilities	237	112
Totals	$582	$631

Note 8. Accrued Expenses

Accrued expenses are composed of Accrued payroll and Other current liabilities on the consolidated balance sheets and include the following as of December 31,

	2024	2023

Salaries and employee benefits	$519	$523

Other current liabilities:
Accrued legal fees	38	-
Accrued accounting fees	70	60
Accrued earnout payment	-	125
Other accrued expenses	4	69
Total other current liabilities	112	254
Totals	$631	$777